Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Provision for Income Taxes
The income tax (benefit) provision for the years ended December 31, consists of the following (in thousands):

	2023	2022	2021
Current:
Federal	$3	$—	$—
State	(10)	—	56
Foreign	11	66	104
Current income tax provision	$4	$66	$160
Deferred:
Federal	$78	$(95)	$61
State	—	(4)	(81)
Foreign	(4)	—	(2)
Deferred income tax (benefit) provision	74	(99)	(22)
Total income tax (benefit) provision	$78	$(33)	$138

Components of Income Before Taxes
The components of loss before income taxes for the years ended December 31, were as follows (in thousands):

	2023	2022	2021
Domestic	$(109,491)	$(79,262)	$(68,534)
Foreign	19	291	380
Loss before income taxes	$(109,472)	$(78,971)	$(68,154)

Provision for Income Tax Rate to Statutory Rate Reconciliation	he reconciliation of the (benefit) provision for income taxes at the U.S. federal statutory income tax rate of 21% to the Company’s income tax (benefit) provision for the years ended December 31, is shown below (in thousands):

	2023	2022	2021
Benefit at statutory rate	$(22,989)	$(16,584)	$(14,312)
State taxes, net of federal benefit	(2,747)	(1,367)	(1,139)
Foreign rate differential	3	5	8
Nondeductible (benefits) expenses	(293)	43	420
Unrecognized tax benefits including interest and penalties	—	—	6
Unbenefited losses	28,250	11,582	14,770
Valuation allowance	1,381	7,397	380
Change in value of warrants	844	(1,144)	—
Research & Development Tax Credit	(4,057)	—	—
Other	(314)	35	5
Income tax (benefit) provision	$78	$(33)	$138

Principal Components of the Company's Deferred Tax Assets and Liabilities
The principal components of the Company’s deferred income tax assets and liabilities as of December 31, include the following (in thousands):

	2023	2022
Deferred tax assets:
Capitalized research & experimental expenditures	$11,827	$7,158
Accruals not yet tax deductible	1,585	615
Stock compensation	1,490	524
Net operating loss and credit carryforwards	4	—
UNICAP	91	1
Amortization, book in excess of tax	1,018	946
Lease liability	458	733
Deferred tax assets before valuation allowance	16,473	9,977
Less: Valuation allowance	(9,693)	(8,312)
Total deferred tax assets	6,780	1,665
Deferred tax liabilities:
Depreciation, tax in excess of book	$(5,961)	$(620)
Amortization, tax in excess of book	(468)	(349)
Right-of-use asset	(440)	(711)
Total deferred liabilities	(6,869)	(1,680)
Net deferred tax liability	$(89)	$(15)

Summary of Unrecognized Tax Benefits
The Company recognizes interest and penalties related to unrecognized tax benefits in the income tax (benefit) provision. Changes in the Company’s gross liability for unrecognized tax benefits, excluding interest and penalties, were as follows (in thousands):

	2023	2022
Unrecognized tax benefits, beginning of period	$162	$—
Increase (decrease) in unrecognized tax benefits for tax positions take in prior period	(162)	162
Unrecognized tax benefits, end of period	$—	$162